CASH AND CASH EQUIVALENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS [Abstract]
Cash	$ 2,755,497	$ 2,662,316
Short-term investments	$ 6,059,793	$ 13,257,202
Annual Interest rates on US dollar investments	5.00%
Annual Interest rates on CAD dollar investments	5.20%
Cash and short term investments held US dollar	25.00%	97.00%